Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

i)	On April 23, 2024, the Company granted 2,000,000 RSUs to certain officers, directors and consultants of the Company of which, 50% vest in four months and 50% vest in eight months;

ii)	On April 26, 2024, the Company granted 1,200,000 stock options at an exercise price of $0.18 to certain officers, directors and consultants of the Company. The options vest immediately and are exercisable for a two-year period and subject to the statutory four month hold period; and

iii)	On April 18, 2024, the Company closed a private placement for gross proceeds of $400,000, by issuing 1,739,130 QFT shares priced at $0.23 per QFT share and paid finder’s fees of $24,000.